Vanguard® Information Technology Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communications Equipment (2.8%)
	Cisco Systems Inc.	19,855,489	1,088,875
	Motorola Solutions Inc.	797,851	202,000
*	Arista Networks Inc.	1,084,426	134,534
*	F5 Inc.	284,204	64,679
	Juniper Networks Inc.	1,526,748	47,528
*	Ciena Corp.	731,386	44,051
*	Lumentum Holdings Inc.	345,038	29,939
*	Calix Inc.	267,122	17,886
*	Viavi Solutions Inc.	1,077,575	15,959
*	ViaSat Inc.	256,025	11,339
*	NetScout Systems Inc.	349,276	10,443
*	CommScope Holding Co. Inc.	961,924	9,581
*	Extreme Networks Inc.	618,579	8,351
*	Infinera Corp.	822,014	6,683
*	Harmonic Inc.	478,527	5,144
*	Plantronics Inc.	186,745	4,766
	ADTRAN Inc.	229,257	4,672
*	NETGEAR Inc.	143,813	3,846
*	Digi International Inc.	162,508	3,499
	Comtech Telecommunications Corp.	122,995	3,123
*	Ribbon Communications Inc.	450,752	2,457
*,1	Inseego Corp.	363,773	2,350
*	Cambium Networks Corp.	43,625	1,187
*	Casa Systems Inc.	160,389	800
			1,723,692
Electronic Equipment, Instruments & Components (3.0%)
	TE Connectivity Ltd.	1,545,137	237,843
	Amphenol Corp. Class A	2,817,635	227,045
*	Keysight Technologies Inc.	866,634	168,543
*	Zebra Technologies Corp. Class A	251,559	148,113
	Corning Inc.	3,822,187	141,765
	CDW Corp.	647,613	122,632
*	Trimble Inc.	1,185,162	101,770
*	Teledyne Technologies Inc.	219,485	91,150
	Cognex Corp.	832,807	64,334
*	Arrow Electronics Inc.	339,400	41,288
*	Flex Ltd.	2,298,068	39,297
	Jabil Inc.	652,141	38,124
	Littelfuse Inc.	115,771	34,555
*	II-VI Inc.	499,174	31,213
*	Coherent Inc.	115,623	29,938
*	IPG Photonics Corp.	176,813	29,031

		Shares	Market Value ($000)
*	Novanta Inc.	166,914	26,948
	National Instruments Corp.	627,430	26,051
	Vontier Corp.	796,625	25,102
*	Rogers Corp.	88,236	24,055
	TD SYNNEX Corp.	207,624	21,481
*	Fabrinet	173,829	19,219
	Avnet Inc.	468,947	17,009
*	Insight Enterprises Inc.	163,118	16,087
	Advanced Energy Industries Inc.	181,076	15,879
	Badger Meter Inc.	137,597	14,084
*	Itron Inc.	212,597	13,162
	Belden Inc.	210,982	13,011
	Vishay Intertechnology Inc.	625,776	12,747
*	Sanmina Corp.	306,738	11,208
*	Plexus Corp.	131,196	11,039
*	Knowles Corp.	437,117	9,494
	Methode Electronics Inc.	181,536	8,073
*	OSI Systems Inc.	81,282	7,391
*	ePlus Inc.	63,611	6,710
*	TTM Technologies Inc.	481,561	6,636
*,1	PAR Technology Corp.	116,285	6,090
*	FARO Technologies Inc.	85,595	5,945
*,1	MicroVision Inc.	788,188	5,580
	CTS Corp.	136,893	4,769
*	nLight Inc.	181,657	4,521
*	Aeva Technologies Inc.	449,308	4,471
	Benchmark Electronics Inc.	168,950	3,984
*	ScanSource Inc.	122,487	3,828
*	Napco Security Technologies Inc.	69,416	3,226
*	Arlo Technologies Inc.	392,715	3,044
*,1	Velodyne Lidar Inc.	455,448	2,514
*	Kimball Electronics Inc.	118,056	2,505
	PC Connection Inc.	56,078	2,458
*	908 Devices Inc.	73,354	1,761
*	Ouster Inc.	152,151	1,035
			1,907,758
IT Services (15.3%)
	Visa Inc. Class A	7,451,234	1,443,826
	Mastercard Inc. Class A	4,150,554	1,307,092
	Accenture plc Class A	2,987,606	1,067,770
*	PayPal Holdings Inc.	5,259,279	972,388
	International Business Machines Corp.	4,223,433	494,564
	Automatic Data Processing Inc.	1,993,215	460,213
*	Square Inc. Class A	1,872,295	390,055
*	Snowflake Inc. Class A	992,187	337,492
	Fidelity National Information Services Inc.	2,910,247	304,121
*	Fiserv Inc.	2,807,932	271,022
*	Twilio Inc. Class A	786,455	225,044
*	Cloudflare Inc. Class A	1,116,939	210,253
	Cognizant Technology Solutions Corp. Class A	2,476,152	193,090
	Paychex Inc.	1,525,487	181,838
	Global Payments Inc.	1,384,030	164,755
*	EPAM Systems Inc.	266,996	162,480
*	MongoDB Inc. Class A	273,877	136,418
*	Okta Inc.	589,197	126,813
*	Gartner Inc.	394,026	123,035
*	VeriSign Inc.	474,293	113,788
	Broadridge Financial Solutions Inc.	547,912	92,361

		Shares	Market Value ($000)
*	Akamai Technologies Inc.	766,332	86,366
*	FleetCor Technologies Inc.	369,710	76,578
*	GoDaddy Inc. Class A	795,883	55,847
	Jack Henry & Associates Inc.	348,486	52,841
*	Affirm Holdings Inc.	410,360	51,984
*	DXC Technology Co.	1,186,648	35,588
	Concentrix Corp.	208,763	34,655
	Western Union Co.	1,911,688	30,243
*	WEX Inc.	211,135	26,692
*	Euronet Worldwide Inc.	249,147	25,256
	Maximus Inc.	289,669	21,855
*	Perficient Inc.	155,559	21,316
*	Fastly Inc. Class A	521,884	21,272
*	ExlService Holdings Inc.	157,470	20,451
	Alliance Data Systems Corp.	222,680	15,178
*	LiveRamp Holdings Inc.	322,457	15,133
*	Kyndryl Holdings Inc.	844,667	13,346
	Switch Inc. Class A	484,604	13,254
*	DigitalOcean Holdings Inc.	126,130	12,715
	EVERTEC Inc.	288,580	12,117
*	Sabre Corp.	1,430,736	10,773
*	Shift4 Payments Inc. Class A	200,262	10,418
*	Verra Mobility Corp. Class A	650,776	9,365
*	BigCommerce Holdings Inc. Series 1	185,461	8,396
	CSG Systems International Inc.	154,974	8,169
*	Payoneer Global Inc.	1,035,732	8,027
*	Grid Dynamics Holdings Inc.	190,041	7,455
	TTEC Holdings Inc.	88,033	7,429
*	Repay Holdings Corp. Class A	405,311	6,631
*	Marqeta Inc. Class A	297,832	5,855
*	Unisys Corp.	314,827	5,717
*	TaskUS Inc. Class A	128,147	5,709
*	Evo Payments Inc. Class A	221,928	4,725
*	Conduent Inc.	801,718	4,041
*	Tucows Inc. Class A	42,654	3,469
*	Rackspace Technology Inc.	195,037	2,781
	SolarWinds Corp.	186,209	2,681
	Cass Information Systems Inc.	64,643	2,596
	Hackett Group Inc.	121,238	2,481
*	Cantaloupe Inc.	249,123	2,247
*	International Money Express Inc.	141,817	2,143
*	Paya Holdings Inc. Class A	329,151	2,120
*	I3 Verticals Inc. Class A	103,629	1,933
*	Paymentus Holdings Inc. Class A	55,391	1,637
*	Brightcove Inc.	203	2
			9,547,905
Semiconductors & Semiconductor Equipment (21.6%)
	NVIDIA Corp.	11,778,192	3,848,642
	Broadcom Inc.	1,932,825	1,070,167
	QUALCOMM Inc.	5,314,441	959,575
	Intel Corp.	19,113,592	940,389
*	Advanced Micro Devices Inc.	5,714,742	905,044
	Texas Instruments Inc.	4,349,492	836,712
	Applied Materials Inc.	4,254,096	626,160
	Analog Devices Inc.	2,531,722	456,343
	Lam Research Corp.	668,796	454,681
	Micron Technology Inc.	5,303,175	445,467
	KLA Corp.	719,575	293,680

		Shares	Market Value ($000)
	NXP Semiconductors NV	1,249,243	279,031
	Marvell Technology Inc.	3,880,137	276,149
	Xilinx Inc.	1,165,889	266,347
	Microchip Technology Inc.	2,582,138	215,428
*	Enphase Energy Inc.	602,552	150,638
*	ON Semiconductor Corp.	2,029,990	124,702
	Teradyne Inc.	777,237	118,816
	Skyworks Solutions Inc.	777,979	117,988
	Monolithic Power Systems Inc.	205,494	113,733
	Entegris Inc.	639,106	93,361
*	SolarEdge Technologies Inc.	246,266	80,716
*	Qorvo Inc.	523,547	76,558
*	Wolfspeed Inc.	546,999	67,073
*	Synaptics Inc.	182,917	51,626
*	Lattice Semiconductor Corp.	643,389	48,853
*	First Solar Inc.	451,198	46,744
*	Silicon Laboratories Inc.	211,094	41,431
	MKS Instruments Inc.	261,143	39,735
	Brooks Automation Inc.	350,565	39,649
*	Ambarella Inc.	170,957	30,690
	Universal Display Corp.	211,276	30,223
	Power Integrations Inc.	282,675	28,276
*	Semtech Corp.	305,833	26,201
*	MaxLinear Inc.	342,163	23,038
*	Diodes Inc.	210,206	22,355
*	Onto Innovation Inc.	231,075	21,758
*	Cirrus Logic Inc.	270,892	21,720
	CMC Materials Inc.	137,749	18,293
*	Sitime Corp.	58,563	17,480
	Kulicke & Soffa Industries Inc.	292,392	16,859
*	MACOM Technology Solutions Holdings Inc. Class H	226,354	16,277
*	FormFactor Inc.	364,818	15,293
*	Rambus Inc.	514,770	13,847
*	SunPower Corp.	407,952	11,688
*	Ultra Clean Holdings Inc.	212,119	11,626
	Amkor Technology Inc.	517,633	11,160
*	Axcelis Technologies Inc.	158,665	9,809
*	Allegro MicroSystems Inc.	268,291	8,379
*	Cohu Inc.	230,372	7,595
*	Veeco Instruments Inc.	242,084	6,435
*	Impinj Inc.	85,054	6,376
*	Ichor Holdings Ltd.	132,471	6,344
*	SMART Global Holdings Inc.	103,894	5,924
*	ACM Research Inc. Class A	60,923	5,326
*	Alpha & Omega Semiconductor Ltd.	99,633	4,894
*	CEVA Inc.	107,414	4,737
*	PDF Solutions Inc.	140,513	4,206
*	Photronics Inc.	297,933	3,936
*	Magnachip Semiconductor Corp.	201,885	3,650
*	Meta Materials Inc.	920,618	3,379
*	indie Semiconductor Inc. Class A	180,958	2,485
*	Aehr Test Systems	118,497	2,064
*	SkyWater Technology Inc.	45,943	860
*	NeoPhotonics Corp.	301	5
			13,508,626
Software (35.3%)
	Microsoft Corp.	33,635,460	11,119,547
*	Adobe Inc.	2,244,556	1,503,516

		Shares	Market Value ($000)
*	salesforce.com Inc.	4,612,389	1,314,346
	Intuit Inc.	1,287,429	839,790
	Oracle Corp.	7,894,482	716,345
*	ServiceNow Inc.	933,116	604,379
*	Autodesk Inc.	1,036,612	263,496
*	Palo Alto Networks Inc.	458,835	250,955
*	Workday Inc. Class A	899,886	246,776
*	Synopsys Inc.	718,536	245,021
*	Cadence Design Systems Inc.	1,304,089	231,424
*	DocuSign Inc. Class A	917,985	226,155
*	Fortinet Inc.	653,994	217,198
*	Zoom Video Communications Inc. Class A	1,020,810	215,809
*	Trade Desk Inc. Class A	2,045,729	211,569
*	Crowdstrike Holdings Inc. Class A	891,812	193,648
*	HubSpot Inc.	210,201	169,613
*	Datadog Inc. Class A	903,552	161,094
*	ANSYS Inc.	411,109	160,941
*	Palantir Technologies Inc. Class A	7,472,473	154,307
*	Zscaler Inc.	387,571	134,475
	VMware Inc. Class A	986,035	115,110
*	Paycom Software Inc.	240,667	105,287
*	Tyler Technologies Inc.	192,238	99,768
*	Bill.Com Holdings Inc.	351,817	98,808
*	Splunk Inc.	772,356	93,455
	SS&C Technologies Holdings Inc.	1,082,174	82,602
*	RingCentral Inc. Class A	364,409	78,705
*	Nuance Communications Inc.	1,406,804	78,064
*	Ceridian HCM Holding Inc.	636,509	69,634
*	Coupa Software Inc.	346,447	68,132
	NortonLifeLock Inc.	2,736,470	68,001
*	Zendesk Inc.	565,509	57,744
*	PTC Inc.	526,650	57,710
*	Avalara Inc.	407,636	56,939
*	Dynatrace Inc.	871,125	54,750
*	Black Knight Inc.	739,158	52,828
*	Fair Isaac Corp.	133,771	47,239
	Citrix Systems Inc.	585,909	47,125
*	Elastic NV	302,681	47,055
*	Manhattan Associates Inc.	298,167	46,562
*	Unity Software Inc.	266,251	45,899
*	Aspen Technology Inc.	316,014	45,831
*	Five9 Inc.	319,115	45,420
*	Paylocity Holding Corp.	179,925	45,402
*	Guidewire Software Inc.	372,189	43,300
	Bentley Systems Inc. Class B	826,890	39,682
*	Dropbox Inc. Class A	1,485,156	36,550
*	Smartsheet Inc. Class A	559,265	35,793
*	Asana Inc. Class A	313,700	32,609
*	Nutanix Inc. Class A	962,683	31,980
*	Rapid7 Inc.	249,590	30,964
*	New Relic Inc.	274,969	30,475
*	Blackline Inc.	246,513	27,129
*,1	MicroStrategy Inc. Class A	36,664	26,450
*	Anaplan Inc.	614,499	26,307
*	Varonis Systems Inc. Class B	500,993	25,956
	Dolby Laboratories Inc. Class A	308,070	25,696
*	Workiva Inc. Class A	182,352	25,433
*	NCR Corp.	617,305	24,013

		Shares	Market Value ($000)
*	Marathon Digital Holdings Inc.	468,864	23,945
*	Mimecast Ltd.	295,495	23,935
*	SPS Commerce Inc.	168,955	23,821
*	Vonage Holdings Corp.	1,125,330	23,204
*	Sailpoint Technologies Holdings Inc.	435,170	22,886
*	Digital Turbine Inc.	430,114	22,822
*	Teradata Corp.	517,264	22,460
	Pegasystems Inc.	191,786	22,021
	CDK Global Inc.	567,364	21,923
*	Everbridge Inc.	180,877	20,515
*	Qualys Inc.	156,752	20,423
*	Sprout Social Inc. Class A	181,191	20,235
*	Q2 Holdings Inc.	251,981	20,234
*	Envestnet Inc.	256,372	19,656
*	Mandiant Inc.	1,123,755	19,070
*	Alteryx Inc. Class A	279,041	18,548
*	Alarm.com Holdings Inc.	222,791	17,776
*	Tenable Holdings Inc.	354,217	17,498
*,1	Riot Blockchain Inc.	451,918	16,888
*	Box Inc. Class A	719,092	16,834
*	Altair Engineering Inc. Class A	219,485	16,341
*	Qualtrics International Inc. Class A	502,762	16,269
*	Blackbaud Inc.	207,018	15,622
*	UiPath Inc. Class A	304,159	14,676
*	ACI Worldwide Inc.	501,749	14,621
*	Verint Systems Inc.	306,553	14,589
*	Cerence Inc.	178,236	13,400
*	Appian Corp. Class A	166,894	12,409
*	CommVault Systems Inc.	195,306	12,281
*	Momentive Global Inc.	597,846	12,214
*	LivePerson Inc.	309,574	11,968
*	PagerDuty Inc.	314,631	11,154
*	8x8 Inc.	495,925	10,687
*	Amplitude Inc. Class A	162,525	10,564
*	Zuora Inc. Class A	524,469	10,390
	Progress Software Corp.	207,247	10,041
	InterDigital Inc.	145,058	9,851
*	Domo Inc. Class B	135,396	9,796
*	Appfolio Inc. Class A	80,316	9,677
*	Bottomline Technologies DE Inc.	213,349	9,567
	Xperi Holding Corp.	493,042	8,835
	McAfee Corp.Class A	335,626	8,676
*	E2open Parent Holdings Inc.	705,509	8,593
*	nCino Inc.	134,952	8,383
*	Ping Identity Holding Corp.	336,584	8,014
*	Avaya Holdings Corp.	398,542	7,760
*	SentinelOne Inc. Class A	138,087	7,453
*	PROS Holdings Inc.	198,211	7,199
*,1	C3.ai Inc. Class A	189,039	6,987
*	JFrog Ltd.	176,336	5,636
*	Jamf Holding Corp.	166,581	5,369
*	Duck Creek Technologies Inc.	186,137	5,322
*	Freshworks Inc. Class A	140,015	4,931
*	Agilysys Inc.	107,599	4,686
*	Yext Inc.	475,703	4,595
*	Consensus Cloud Solutions Inc.	72,575	4,546
*	Model N Inc.	150,949	4,242
	A10 Networks Inc.	273,801	4,222

		Shares	Market Value ($000)
	Ebix Inc.	123,997	3,789
*	ChannelAdvisor Corp.	140,176	3,506
*	Mitek Systems Inc.	201,942	3,459
	American Software Inc. Class A	150,799	3,438
*	Olo Inc. Class A	117,102	2,876
*	Cleanspark Inc.	156,947	2,790
*	OneSpan Inc.	151,072	2,582
*,1	Digimarc Corp.	60,035	2,575
*	Vertex Inc. Class A	139,725	2,554
*	N-Able Inc.	210,943	2,489
*	BTRS Holdings Inc.	324,906	2,424
*	Alkami Technology Inc.	82,252	2,360
*	Upland Software Inc.	119,917	2,348
*	Clear Secure Inc. Class A	70,106	2,227
*	Sprinklr Inc. Class A	137,839	1,989
*	WM Technology Inc.	240,615	1,725
*	Intapp Inc.	57,393	1,572
*	Latch Inc.	166,736	1,381
*	Telos Corp.	82,561	1,300
*	ON24 Inc.	77,084	1,221
*	Rimini Street Inc.	171,194	1,132
*	Rekor Systems Inc.	144,220	969
*	SecureWorks Corp. Class A	40,409	718
*	LiveVox Holdings Inc.	90,343	430
			22,078,925
Technology Hardware, Storage & Peripherals (21.7%)
	Apple Inc.	77,881,672	12,873,840
	HP Inc.	5,660,248	199,693
	Seagate Technology Holdings plc	965,020	99,079
	NetApp Inc.	1,056,377	93,891
	Hewlett Packard Enterprise Co.	6,150,388	88,258
*	Western Digital Corp.	1,454,596	84,134
*	Dell Technologies Inc. Class C	1,306,814	73,796
*	Pure Storage Inc. Class A	1,267,561	39,256
*	3D Systems Corp.	589,197	13,422
	Xerox Holdings Corp.	714,373	13,159
*	Super Micro Computer Inc.	188,110	7,788
*	Avid Technology Inc.	161,752	5,186
*,1	Corsair Gaming Inc.	134,577	3,014
*	Diebold Nixdorf Inc.	355,205	2,881
			13,597,397
Total Common Stocks (Cost $32,867,762)			62,364,303

		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.077% (Cost $250,017)	2,500,623	250,062
Total Investments (100.1%) (Cost $33,117,779)			62,614,365
Other Assets and Liabilities—Net (-0.1%)			(86,645)
Net Assets (100.0%)			62,527,720
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $40,551,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $41,881,000 was received for securities on loan, of which $41,223,000 is held in Vanguard Market Liquidity Fund and $658,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2021	180	58,142	(907)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/22	BANA	96,885	0.040	191	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,364,303	—	—	62,364,303
Temporary Cash Investments	250,062	—	—	250,062
Total	62,614,365	—	—	62,614,365
Derivative Financial Instruments
Assets
Swap Contracts	—	191	—	191
Liabilities
Futures Contracts[1]	907	—	—	907
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.